Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2020
Summary Of Significant Accounting Policies [Line Items]
Impact On Net Income Loss	$ 300
Revenues	332,495	$ 301,385	$ 310,046
Voyage Expenses	63,372	$ 55,310	61,634
Variable Interest Entity, consolidated		100.00%
Collateral amount held with swap provider	$ 0	$ 1,300
Share based compensation, vesting period	3 years
Foreign currency transaction gain (loss)	$ 1,700	$ 800	2,200
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage		100.00%
Cash, cash equivalents and restricted cash	59,271	$ 66,130
Financing Receivable Allowance For Credit Loss Recognized On Transition	151
Impairment of Intangible Assets	0
Amortization of Intangible Assets	90	$ 70
2022	80
2023	50
2024	30
2025	80
Thereafter	$ 10
Weighted average amortization period	2 years 7 months 6 days	2 years 8 months 12 days
Luna Pool Agency Limited [Member]
Summary Of Significant Accounting Policies [Line Items]
Voyage Expenses	$ 12,400
General and administrative costs [Member]
Summary Of Significant Accounting Policies [Line Items]
Impact On Net Income Loss	500
Interest Expense [Member]
Summary Of Significant Accounting Policies [Line Items]
Impact On Net Income Loss	$ 800
Ocean Yield Arora Ltd [Member]
Summary Of Significant Accounting Policies [Line Items]
Equity method investment, ownership percentage	100.00%	100.00%
Variable Interest Entity, Primary Beneficiary [Member]
Summary Of Significant Accounting Policies [Line Items]
Cash, cash equivalents and restricted cash	$ 215	$ 796
2018 Bonds [Member]
Summary Of Significant Accounting Policies [Line Items]
Foreign currency exchange gain on senior secured bonds	$ 1,900	$ 1,000	2,400
Two Thousand Twenty Bonds [Member]
Summary Of Significant Accounting Policies [Line Items]
Debt Instrument, Issuance Date	Sep. 30, 2020
Enterprise Navigator Ethylene Terminals L.L.C. [Member]
Summary Of Significant Accounting Policies [Line Items]
Equity method investment, ownership percentage	50.00%	50.00%
Greater Bay Co Ltd [Member]
Summary Of Significant Accounting Policies [Line Items]
Equity method investment, ownership percentage				50.00%
UNITED KINGDOM [Member]
Summary Of Significant Accounting Policies [Line Items]
Base Tax rate	19.00%
POLAND [Member]
Summary Of Significant Accounting Policies [Line Items]
Base Tax rate	19.00%
SINGAPORE [Member]
Summary Of Significant Accounting Policies [Line Items]
Base Tax rate	17.00%
MALTA [Member]
Summary Of Significant Accounting Policies [Line Items]
Base Tax rate	35.00%
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Dry dock period	30 months
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Dry dock period	60 months
Accounting Standards Update 2016-13 [Member]
Summary Of Significant Accounting Policies [Line Items]
Financing Receivable Allowance For Credit Loss Recognized On Transition	$ 100
Voyage Charters [Member]
Summary Of Significant Accounting Policies [Line Items]
Revenues	141,903	$ 132,744	$ 141,546
Voyage Charters [Member] | Luna Pool Agency Limited [Member]
Summary Of Significant Accounting Policies [Line Items]
Revenues	$ 12,800
Common Stock [Member]
Summary Of Significant Accounting Policies [Line Items]
Variable Interest Entity, consolidated		49.00%
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage		49.00%
Vessel [Member]
Summary Of Significant Accounting Policies [Line Items]
Useful life of vessels	30 years